INVESTMENTS - Equity securities without readily determinable fair values (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Initial cost	¥ 51,523,212	$ 7,470,164	¥ 3,523,212
Cumulative unrealized gains	302,931	43,921	2,710,043
Cumulative unrealized losses (including impairment)	(42,000,000)	(6,089,428)
Total carrying value	¥ 9,826,143	$ 1,424,657	¥ 6,233,255